Share Capital and Warrant Reserve (Details Narrative) - USD ($)			9 Months Ended	12 Months Ended
	Sep. 09, 2021	Sep. 08, 2021	Apr. 30, 2022	Jul. 31, 2021
IfrsStatementLineItems [Line Items]
Number of warrants issued			1,060,654
Number of warrant exercised			219,453
Shares purchased under program			1,031,672
Warrants purchased under program			204,440
Shares purchased under repurchase program, value			$ 9,098,014
Fair value of traded warrants, net of commissions		$ 971,051
Fair value of traded warrants repurchased			$ 208,529
Number of warrants, expired during the year			22,489	156,039
Warrants exercise price			$ 28.08	$ 36.26
TSX Venture [member]
IfrsStatementLineItems [Line Items]
Percentage of purchased shares		10.00%
Number of shares, total		13,415,154
Percentage of purchased warrants		10.00%
Number of warrants, total		4,119,622
TSX Venture [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Shares purchased under program	1,341,515
Warrants purchased under program	411,962
Warrant One [member]
IfrsStatementLineItems [Line Items]
Number of warrants issued			63,454
Warrants exercise price			$ 5.31
Proceeds from exercise of warrant			$ 337,099
Number of warrants, total			22,489	22,489
Warrant Two [member]
IfrsStatementLineItems [Line Items]
Number of warrants issued			997,200
Warrants exercise price			$ 6.19
Proceeds from exercise of warrant			$ 6,172,669
Number of warrants, total			51,698	51,698
Compensation Warrants [member]
IfrsStatementLineItems [Line Items]
Number of warrants issued			554,991
Warrants exercise price			$ 5.68
Number of warrants, expired during the year				(13,790)
Warrants exercise price				$ (35.16)
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding			15,518,018